Impairment (Details 1)	Sep. 30, 2022 USD ($)
Impairment loss	$ 119,443,343
Carrying value after impairment	34,149,253
Carrying value before impairment	153,592,596
Right Of Use Assets [Member]
Impairment loss	854,800
Carrying value after impairment	825,424
Carrying value before impairment	1,680,224
License [Member]
Impairment loss	42,604,556
Carrying value after impairment	9,699,829
Carrying value before impairment	52,304,385
Brand [Member]
Impairment loss	54,565,441
Carrying value after impairment	23,624,000
Carrying value before impairment	78,189,441
Goodwill [Member]
Impairment loss	21,418,546
Carrying value after impairment	0
Carrying value before impairment	$ 21,418,546